Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34602
Entity Registrant Name	DAQO NEW ENERGY CORP.
Entity Address, Address Line One	Unit 29
Entity Address, Address Line Two	Huadu Mansion
Entity Address, Address Line Three	838 Zhangyang Road,
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200122
Entity Address, Country	CN
Entity Incorporation, State or Country Code	E9
Entity Central Index Key	0001477641
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	391,023,327
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Shanghai, China
Document Accounting Standard	U.S. GAAP
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Common Stock [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share*
American depositary shares[Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each representing5 ordinary sharesOrdinary shares, par value US$0.0001 per share*
Trading Symbol	DQ
Security Exchange Name	NYSE
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 29
Entity Address, Address Line Two	Huadu Mansion
Entity Address, Address Line Three	838 Zhangyang Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200122,
Entity Address, Country	CN
Contact Personnel Name	Ming Yang
Contact Personnel Email Address	mingyang@daqo.com
City Area Code	86-21
Local Phone Number	5075-2918